Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	40.00%		40.00%		40.00%
Recognition of valuation allowance	2.30%	[1]	6.20%	[1]	17.30%	[1]
Difference in statutory tax rates of foreign subsidiaries	(6.20%)	[2]	(6.30%)	[2]	(25.80%)	[2]
Reversal of valuation allowance	(0.70%)		(0.90%)		(0.40%)
Research and development credit	(0.30%)		(0.30%)		(1.70%)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	6.10%	[3]	4.10%	[3]	21.70%	[3]
Undistributed earnings of subsidiaries and affiliates	2.80%		3.70%		11.60%
Other adjustments relating to prior years			(1.60%)		(5.90%)
Adjustments for unrecognized tax benefits	(10.30%)		0.60%		11.50%
Other	(0.90%)		(1.80%)		(0.40%)
Effective tax rate	32.80%		43.70%		67.90%

[1]	Due to the decrease in the amount of foreign tax credit carryforwards expected to be utilized in the future years, the Company had recorded a valuation allowance for the related deferred tax asset as of March 31, 2009.
[2]	Income before income taxes of foreign subsidiaries whose statutory income tax rate is lower than the statutory income tax rate of 40% in Japan accounted for a larger portion of Honda's consolidated income before income taxes for the year ended March 31, 2009, which contributed to the lower effective tax rate.
[3]	The Company did not utilize indirect foreign tax credit against dividend income from foreign subsidiaries and affiliates because of the decrease in taxable income for the year ended March 31, 2009, which resulted in the higher effective tax rate.